DEBT AND CAPITAL LEASES (Details 5) (USD $)	12 Months Ended			1 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Apr. 30, 2013 Senior notes due April 2023 at 3.35%	Jan. 31, 2013 Senior notes due 2013
Long Term Debt
Senior notes issued				$ 250,000,000
Interest rate of senior notes				3.35%
Proceeds, net of underwriting discounts and offering expenses				247,500,000
Repayments of debt					250,000,000
Interest costs	62,300,000	76,200,000	75,900,000
Interest costs capitalized	3,300,000	3,300,000	4,800,000
Fair value of debt	$ 1,060,000,000	$ 1,310,000,000